PROPERTY AND EQUIPMENT - Summary of property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 736,049	$ 709,519
Less: accumulated depreciation and amortization ($25,209 and $17,786 related to capital leases at December 31, 2014 and 2013, respectively)	(407,349)	(367,374)
Property and equipment, net	328,700	342,145
Network equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	215,333	194,441
Network equipment under capital lease
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,126	8,023
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	18,957	19,811
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	49,769	41,595
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	378,747	380,376
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross		254
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross		696
Buildings under capital lease
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 63,117	$ 64,323